Future Minimum Time Charter Revenue (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Future Minimum Time Charter Revenue
2025	$ 104,498
2026	34,134
2027	27,547
2028	15,550
2029	9,227
Thereafter	13,778
Total	$ 204,734